Income Taxes - Schedule of Income Tax Expenses (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expense	$ 354,877	$ 143,621	$ 313,463	$ 370,713	$ 344,918
Deferred income tax effect	(148,914)	(113,869)	(110,563)	10,054	(27,991)
Total income tax expense	$ 205,963	$ 29,752	$ (202,900)	$ (380,767)	$ (316,927)
Effective tax rates	(23.70%)	(6.60%)	(170.10%)	15.30%	14.30%